Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Advances from the FHLB summarized by year of maturity and weighted average interest rate
Advances from the FHLB are summarized by year of maturity and weighted average interest rate at December 31, 2015 below:

	Amount	Weighted Rate
2016	$16,740,000	1.51%
2017	12,900,000	4.38%
2018	5,000,000	3.39%
Total	$34,640,000	3.87%

Callable FHLB advances

Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/29/06	11/29/16	$5,000,000	4.03%	Multi-Call	05/29/08 and quarterly thereafter
05/24/07	05/24/17	$7,900,000	4.38%	Multi-Call	05/24/08 and quarterly thereafter
07/25/07	07/25/17	$5,000,000	4.40%	Multi-Call	07/25/08 and quarterly thereafter

During the year ended December 31, 2015, the Bank prepaid three FHLB advances totaling $15.0 million and incurred $788,000 in prepayment penalties. During the year ended December 31, 2014, the Bank prepaid one FHLB advance totaling $5.0 million and incurred $178,000 in prepayment penalties. During the year ended December 31, 2013, the Bank prepaid six FHLB advances totaling $30.0 million and incurred $589,000 in prepayment penalties.